Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
August 31, 2022
ISG-NPRT3-1022
1.968341.108
U.S. Government and Government Agency Obligations - 80.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.6%
Fannie Mae 0.625% 4/22/25	319,000	295,373
Freddie Mac 4% 11/25/24	1,500,000	1,499,819
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,795,192
U.S. Treasury Obligations - 80.0%
U.S. Treasury Bonds:
2.875% 5/15/52	520,000	479,213
3.25% 5/15/42	800,000	765,250
U.S. Treasury Notes:
0.125% 9/30/22 (b)	34,300,000	34,241,688
0.125% 10/15/23	574,000	552,946
0.25% 5/15/24	258,000	244,314
0.25% 7/31/25	17,354,000	15,805,698
0.25% 9/30/25	14,373,000	13,024,408
0.25% 10/31/25	5,600,000	5,059,687
0.375% 10/31/23	6,000,000	5,790,469
0.375% 4/30/25	18,223,000	16,787,227
0.375% 12/31/25	1,226,000	1,106,609
0.5% 11/30/23	22,700,000	21,882,445
0.75% 3/31/26	939,000	853,206
0.75% 8/31/26	1,200,000	1,080,094
0.875% 9/30/26	6,500,000	5,872,090
1.125% 10/31/26	800,000	728,938
1.125% 8/31/28	2,368,000	2,082,638
1.25% 12/31/26	7,902,000	7,220,761
1.375% 1/31/25	2,300,000	2,188,324
1.5% 2/29/24	18,000,000	17,483,906
1.5% 9/30/24	7,921,000	7,610,967
1.5% 10/31/24	3,410,000	3,271,469
1.5% 1/31/27	1,144,000	1,055,608
1.5% 11/30/28	125,000	111,997
1.625% 11/15/22	779,000	777,219
1.625% 9/30/26	552,000	514,913
1.75% 7/31/24	7,660,000	7,419,129
1.875% 9/30/22 (b)	2,900,000	2,899,046
1.875% 10/31/22	2,508,000	2,504,592
2% 5/31/24	4,240,000	4,135,159
2.25% 4/30/24	3,560,000	3,490,052
2.375% 3/31/29 (c)	1,300,000	1,225,809
2.5% 3/31/27	15,200,000	14,635,937
2.75% 2/15/24	18,612,000	18,419,337
2.75% 4/30/27	2,200,000	2,141,305
2.75% 7/31/27	4,700,000	4,574,055
2.75% 5/31/29	1,023,000	987,115
2.875% 4/30/29	1,600,000	1,555,875
3% 6/30/24	15,800,000	15,662,984
TOTAL U.S. TREASURY OBLIGATIONS		246,242,479
Other Government Related - 0.3%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,007,290
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $259,833,947)		249,044,961

U.S. Government Agency - Mortgage Securities - 5.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.2%
12 month U.S. LIBOR + 1.360% 1.931% 10/1/35 (d)(e)	2,555	2,589
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (d)(e)	4,092	4,137
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (d)(e)	1,281	1,305
12 month U.S. LIBOR + 1.550% 1.984% 2/1/44 (d)(e)	2,845	2,868
12 month U.S. LIBOR + 1.550% 3.181% 5/1/44 (d)(e)	4,264	4,324
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (d)(e)	780	800
12 month U.S. LIBOR + 1.560% 1.935% 2/1/44 (d)(e)	6,164	6,228
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (d)(e)	4,296	4,343
12 month U.S. LIBOR + 1.570% 2.139% 4/1/44 (d)(e)	13,751	13,878
12 month U.S. LIBOR + 1.570% 3.32% 5/1/44 (d)(e)	128	130
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (d)(e)	6,358	6,428
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (d)(e)	4,552	4,590
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (d)(e)	5,256	5,314
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (d)(e)	6,058	6,161
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (d)(e)	5,902	6,047
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (d)(e)	1,413	1,447
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (d)(e)	1,112	1,128
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (d)(e)	16,704	16,985
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (d)(e)	15,177	15,435
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (d)(e)	8,934	9,081
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (d)(e)	8,873	9,017
12 month U.S. LIBOR + 1.890% 3.084% 8/1/35 (d)(e)	9,225	9,422
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (d)(e)	928	949
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (d)(e)	1,583	1,607
6 month U.S. LIBOR + 1.530% 2.44% 3/1/35 (d)(e)	2,504	2,545
6 month U.S. LIBOR + 1.540% 2.295% 4/1/33 (d)(e)	14,147	14,468
6 month U.S. LIBOR + 1.550% 2.387% 10/1/33 (d)(e)	1,663	1,704
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (d)(e)	1,249	1,285
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.548% 7/1/36 (d)(e)	7,589	7,743
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (d)(e)	934	956
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (d)(e)	2,138	2,205
U.S. TREASURY 1 YEAR INDEX + 2.300% 2.303% 12/1/32 (d)(e)	37,527	38,627
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.614% 12/1/32 (d)(e)	75,878	77,752
1.5% 11/1/40 to 11/1/41	3,154,698	2,682,665
3% 11/1/34 to 2/1/52	1,250,381	1,195,462
3.5% 11/1/51 to 3/1/52	1,260,189	1,205,124
4% 7/1/46 to 10/1/46	946,255	941,664
4.5% 11/1/25 to 6/1/41	256,689	261,668
5.5% 8/1/25	5,849	5,881
6% to 6% 1/1/34 to 6/1/36	149,339	159,112
6.5% 5/1/27 to 8/1/36	147,283	158,315
TOTAL FANNIE MAE		6,891,389
Freddie Mac - 1.5%
12 month U.S. LIBOR + 1.600% 3.85% 7/1/35 (d)(e)	4,710	4,804
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (d)(e)	29,196	29,775
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (d)(e)	36,586	37,318
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (d)(e)	13,191	13,498
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (d)(e)	108	110
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (d)(e)	7,796	8,001
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (d)(e)	9,172	9,412
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (d)(e)	15,554	15,861
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (d)(e)	7,280	7,437
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (d)(e)	2,628	2,706
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (d)(e)	2,795	2,877
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (d)(e)	710	737
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (d)(e)	11,167	11,378
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.069% 4/1/34 (d)(e)	21,545	22,054
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (d)(e)	12,203	12,570
1.5% 12/1/40 to 4/1/41	864,272	737,550
2.5% 5/1/41	1,133,343	1,034,944
3% 9/1/34 to 3/1/52	510,195	488,837
3.5% 7/1/32 to 3/1/52	2,268,315	2,180,175
5% 9/1/35	697	722
6% 1/1/24	4,309	4,345
TOTAL FREDDIE MAC		4,625,111
Ginnie Mae - 0.4%
6% 6/15/36	132,063	141,010
8% 12/15/23	759	766
2% 9/1/52 (f)	350,000	309,231
2% 9/1/52 (f)	100,000	88,352
2% 9/1/52 (f)	100,000	88,352
3% 9/20/51 to 10/20/51	137,215	129,394
3.5% 2/20/50 to 11/20/50	283,447	274,683
4% 7/20/47	271,760	271,018
5.47% 8/20/59 (d)(g)	99	93
TOTAL GINNIE MAE		1,302,899
Uniform Mortgage Backed Securities - 0.9%
3% 9/1/52 (f)	1,050,000	971,660
4% 9/1/52 (f)	1,800,000	1,756,546
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,728,206
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,417,548)		15,547,605

Collateralized Mortgage Obligations - 2.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 2.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.44% 4/25/24 (d)(e)	16,188	16,055
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4237% 8/25/31 (d)(e)	14,766	15,035
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.977% 11/18/31 (d)(e)	14,687	14,797
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (d)(e)	3,242	3,308
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.8937% 11/25/32 (d)(e)	73,798	73,970
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4437% 11/25/32 (d)(e)	6,640	6,777
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3737% 6/25/36 (d)(e)	178,901	181,953
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	18,548	18,883
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	4,710	4,734
Series 2004-52 Class KZ, 5.5% 7/25/34	297,970	298,359
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	37,312	1,200
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3637% 3/25/36 (d)(e)	120,945	123,721
Series 2011-67 Class AI, 4% 7/25/26 (h)	9,627	306
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (d)(e)	15,640	15,936
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.791% 11/15/32 (d)(e)	15,718	15,770
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.991% 2/15/32 (d)(e)	8,131	8,225
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.291% 2/15/33 (d)(e)	44,056	44,886
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.791% 3/15/34 (d)(e)	55,353	55,606
planned amortization class Series 3415 Class PC, 5% 12/15/37	21,331	21,654
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	28,556	29,559
Series 2004-2802 Class ZG, 5.5% 5/15/34	259,873	272,026
Series 2004-2862 Class NE, 5% 9/15/24	67,173	67,562
Series 2145 Class MZ, 6.5% 4/15/29	55,038	57,063
Series 2357 Class ZB, 6.5% 9/15/31	46,584	48,831
Series 3859 Class JZ, 5% 5/15/41	317,614	328,632
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.8681% 7/20/37 (d)(e)	32,127	32,413
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.8481% 1/20/38 (d)(e)	8,358	8,425
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.2281% 8/20/38 (d)(e)	66,988	68,261
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.2681% 9/20/38 (d)(e)	49,432	50,431
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9869% 11/16/39 (d)(e)	38,075	38,559
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9169% 12/16/39 (d)(e)	24,215	24,467
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (d)(e)(g)	443,609	439,247
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (d)(e)(g)	541,957	536,651
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (d)(e)(g)	446,728	442,482
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (d)(e)(g)	196,026	194,368
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (d)(e)(g)	203,269	202,103
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (d)(e)(g)	190,526	189,417
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (d)(e)(g)	270,017	268,483
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (d)(e)(g)	164,930	163,928
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (d)(e)(g)	253,714	252,251
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (d)(e)(g)	188,431	187,290
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (d)(e)(g)	220,236	219,078
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (d)(e)(g)	234,680	233,685
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (d)(e)(g)	228,364	227,719
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (d)(e)(g)	151,261	150,850
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (d)(e)(g)	217,243	216,377
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (d)(e)(g)	127,859	127,378
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (d)(e)(g)	1,979	1,971
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0776% 5/20/63 (d)(e)(g)	4,837	4,769
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9976% 4/20/63 (d)(e)(g)	3,582	3,537
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (d)(e)(g)	4,363	4,309
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	137,088	135,078
Series 2017-134 Class BA, 2.5% 11/20/46	36,272	34,527
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	372,326	365,513
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	71,882	71,728
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	810,730	792,246
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	5,007	5,015
Series 2013-H08 Class MA, 3% 3/20/63 (g)	2,344	2,229
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	33,072	31,835
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.35% 5/20/66 (d)(e)(g)	681,578	678,758
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (d)(e)(g)	781,984	776,957

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,020,263)		8,907,183

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 5/25/31 (d)(e)	366,957	360,788
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.210% 1.7549% 8/25/31 (d)(e)	1,672,583	1,642,407
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.180% 1.7349% 8/25/28 (d)(e)	2,055,196	2,019,214
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	840,000	731,782
Series 2022-K147 Class A2, 3% 6/25/32	380,000	355,893
Series 2022-K150 Class A2, 3.71% 11/25/32	400,000	395,874
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,727,338)		5,505,958

Foreign Government and Government Agency Obligations - 3.7%
	Principal Amount (a)	Value ($)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,058,000	11,269,327
5.5% 12/4/23	4,000	4,093
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,406,836)		11,273,420

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (i) (Cost $19,731,328)	19,727,383	19,731,328

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $322,137,260)	310,010,455
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,080,782)
NET ASSETS - 100.0%	307,929,673

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/52	(550,000)	(485,934)

Uniform Mortgage Backed Securities
3% 9/1/52	(1,050,000)	(971,660)
4% 9/1/52	(1,800,000)	(1,756,546)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,728,206)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,325,807)		(3,214,140)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	356	Dec 2022	74,164,813	(215,091)	(215,091)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	251	Dec 2022	27,815,898	(282,214)	(282,214)

TOTAL PURCHASED					(497,305)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3	Dec 2022	350,719	2,667	2,667
CBOT Long Term U.S. Treasury Bond Contracts (United States)	36	Dec 2022	4,890,375	144,809	144,809

TOTAL SOLD					147,476

TOTAL FUTURES CONTRACTS					(349,829)
The notional amount of futures purchased as a percentage of Net Assets is 33.1%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2024	3,220,000	(8,099)	0	(8,099)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2027	388,000	(4,041)	0	(4,041)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2029	685,000	(6,485)	0	(6,485)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2052	178,000	(1,218)	0	(1,218)
TOTAL INTEREST RATE SWAPS							(19,843)	0	(19,843)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $582,652.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $130,124.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	10,968,112	163,420,931	154,657,715	97,824	-	-	19,731,328	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	1,018,756	130,661,626	131,680,382	35,769	-	-	-	0.0%
Total	11,986,868	294,082,557	286,338,097	133,593	-	-	19,731,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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